INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Current tax	$2,509	$-	$1,172	$150
Deferred tax	-	-	-	-

Income tax expense	$2,509	$-	$1,172	$150

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2024 and 2025:

	As of March 31,
	2024	2025	2025
	HKD	HKD	USD
Deferred tax assets:
Net operating loss carry forwards in Hong Kong	$1,163,749	$3,798,573	$486,997
Net operating loss carry forwards in Singapore	-	212,305	27,219
Less: valuation allowance	(1,163,749)	(4,010,878)	(514,216)

	$-	$-	$-

HONG KONG
SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Loss before income taxes	$(1,039,994)	$(3,726,580)	$(15,899,998)	$(2,038,461)
Statutory income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense at statutory rate	(171,599)	(614,886)	(2,623,500)	(336,346)
Items not subject to taxes	(60,838)	(10,398)	(23,519)	(3,015)
Items not deductible from tax	-	33,264	9,265	1,188
Property and equipment	4,052	4,997	2,750	353
Valuation allowance	228,385	587,023	2,635,004	337,820
Under-provision from prior years	2,509	-	-	-

Income tax expense	$2,509	$-	$-	$-

SINGAPORE
SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Profit (loss) before income taxes	$30,617	$26,510	$(1,248,850)	$(160,109)
Statutory income tax rate	17%	17%	17%	17%
Income tax expense at statutory rate	5,205	4,507	(212,305)	(27,219)
Items not subject to taxes	(5,205)	(4,507)	-	-
Valuation allowance	-	-	212,305	27,219
Under-provision from prior years	-	-	1,172	150

Income tax expense	$-	$-	$1,172	$150